Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax provision from continuing operations
The income tax provision consisted of the following amounts:

	Year Ended December 31,
	2016	2015	2014
	(In millions, except percentages)
Current
U.S. Federal	$—	$—	$—
State	—	—	—
Total — current	—	—	—
Deferred
U.S. Federal	(1)	10	2
State	—	2	2
Total — deferred	(1)	12	4
Total income tax (benefit) expense	$(1)	$12	$4
Effective tax rate	(100.0)%	14.6%	3.4%

Reconciliation of the U.S. federal statutory rate to the Company's effective rate
A reconciliation of the U.S. federal statutory rate of 35% to the Company's effective rate is as follows:

	Year Ended December 31,
	2016	2015	2014
	(In millions, except percentages)
Income Before Income Taxes	1	82	117
Tax at 35%	—	29	41
State taxes, net of federal benefit	—	2	1
Investment tax credits	(1)	(1)	—
Impact of non-taxable partnership earnings	(1)	(17)	(33)
Production tax credits, including prior year true-up	4	(4)	(6)
Change in state effective tax rate	—	—	1
Other	(3)	3	—
Income tax (benefit) expense	$(1)	$12	$4
Effective income tax rate	(100.0)%	14.6%	3.4%

Company's deferred tax assets and liabilities
The temporary differences, which gave rise to the Company's deferred tax assets, consisted of the following:

	As of December 31,
	2016	2015
	(In millions)
Deferred tax liabilities:
Investment in projects	$3	$27
Total deferred tax liabilities	3	27
Deferred tax assets:
Production tax credits carryforwards	5	10
Investment tax credits	1	1
U.S. Federal net operating loss carryforwards	226	181
State net operating loss carryforwards	3	5
Total deferred tax assets	235	197
Valuation allowance	$(16)	$—
Total deferred tax assets, net of valuation allowance	$219	$197
Net deferred noncurrent tax asset	$216	$170